Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss for the year	$ (160,576)	$ (30,066)
Adjustments for the following items:
Depletion and amortization	15,795	7,973
Income tax recovery	(1,610)	(1,002)
Accretion and decommissioning costs	203	166
Share-based payments	4,349	4,221
Provision on other long-term liabilities	7	1
Deferred costs on convertible debenture	47	18
Deferred revenue	(4,027)
Interest and financing expense	3,058
Cash payments to bond on decommissioning costs		(83)
Net charges on post-employment benefit obligations	(67)	732
Inventory write-downs	40,711
Impairment to property, plant and equipment	55,979
Loss on metals contract liability	20,780
Other loss (gain) on derivatives	(1,564)	713
Total adjustments	(26,915)	(17,327)
Changes in non-cash working capital items:
Trade and other receivables	(3,106)	510
Inventories	(19,946)	(910)
Prepaid expenses	(226)	(286)
Trade and other payables	(752)	(908)
Net cash used in operating activities	(50,945)	(18,921)
Investing activities
Expenditures on property, plant and equipment	(12,646)	(11,571)
Development costs on Relief Canyon Mine	(1,432)	(58,929)
Net cash used in investing activities	(14,078)	(70,500)
Financing activities
Repayments to Glencore pre-payment facility	(1,411)	(2,740)
Lease payments	(3,227)	(3,353)
Financing from RoyCap convertible debenture	14,911
At-the-market offerings	30,224	14,276
Bought deal public offerings	24,987	47,355
Sandstorm private placement	2,478
Loan payable	(6,116)	3,800
Government loan		4,499
Promissory note		5,000
Proceeds from exercise of options and warrants	172	149
Contribution from non-controlling interests	1,400	4,987
Net cash generated from financing activities	63,418	73,973
Effect of foreign exchange rate changes on cash	(200)	155
Decreased in cash and cash equivalents	(1,805)	(15,293)
Cash and cash equivalents, beginning of year	4,705	19,998
Cash and cash equivalents, end of year	2,900	4,705
Interest paid during the year	$ 1,778	$ 1,624